Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Class A Common Stock	Class C Common Stock	Preferred Stock	Additional Paid-In Capital	Subscription Receivable	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 486			$ 2,799,994	$ (34,600)	$ (1,905,376)	$ 860,504
Balance (in Shares) at Dec. 31, 2021	485,731
Retroactive application of Business Combination (Note 1)	$ 139	$ 321		(460)
Retroactive application of Business Combination (Note 1) (in Shares)	5,761,113	3,213,678
Balance at Jan. 01, 2022	$ 625	$ 321		2,799,534	(34,600)	(1,905,376)	860,504
Balance (in Shares) at Jan. 01, 2022	6,246,844	3,213,678
Balance at Dec. 31, 2021	$ 486			2,799,994	(34,600)	(1,905,376)	860,504
Balance (in Shares) at Dec. 31, 2021	485,731
Issuance of common stock for cash	$ 556			9,583,941			9,584,497
Issuance of common stock for cash (in Shares)	5,559,163
Repayment of subscription payable					(65,012)		(65,012)
Net loss						(6,978,576)	(6,978,576)
Balance at Dec. 31, 2022	$ 1,181	$ 321		12,383,475	(99,612)	(8,883,952)	3,401,413
Balance (in Shares) at Dec. 31, 2022	11,806,007	3,213,678
Issuance of common stock for cash	$ 145			2,499,979			2,500,124
Issuance of common stock for cash (in Shares)	1,447,523
Receipt of subscription receivable					100,012		100,012
Issuance of common stock for asset acquisition	$ 107			1,334,751			1,334,858
Issuance of common stock for asset acquisition (in Shares)	1,071,229
Repayment of subscription payable					(400)		(400)
Conversion of notes to common stock	$ 397			37,293,626			37,294,023
Conversion of notes to common stock (in Shares)	3,984,388
Issuance of common stock upon Business Combination	$ 774			12,426,006			12,426,780
Issuance of common stock upon Business Combination (in Shares)	7,735,151
Forfeiture of shares	$ (170)			170
Forfeiture of shares (in Shares)	(1,704,223)
Issuance of shares for fully vested restricted stock units	$ 7			(7)
Issuance of shares for fully vested restricted stock units (in Shares)	70,000
Share-based compensation				6,706,419			6,706,419
Net loss						(53,329,187)	(53,329,187)
Balance at Dec. 31, 2023	$ 2,441	$ 321		$ 72,644,419		$ (62,213,139)	$ 10,434,042
Balance (in Shares) at Dec. 31, 2023	24,410,075	3,213,678